PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Income tax receivable		¥ 7,876,523	¥ 429,642
Deferred income tax assets (note 10)		9,490,107	8,429,138
Advances to employees		1,432,927	1,134,415
Other current assets		5,705,692	5,099,479
Total prepaid expenses and other current assets	$ 3,953,097	¥ 24,505,249	¥ 15,092,674